UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

U.S. GOVERNMENT SECURITIES PORTFOLIO

SOCIAL AWARENESS STOCK PORTFOLIO

PIONEER FUND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2004

U.S. GOVERNMENT SECURITIES PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT OBLIGATIONS - 25.8%
$6,195,000	U.S. Treasury Notes, 4.250% due 8/15/14	$6,261,795
	U.S. Treasury Bonds:
8,000,000	8.875% due 8/15/17 (a)	11,415,000
7,500,000	6.000% due 2/15/26 (a)	8,553,225
13,000,000	6.375% due 8/15/27 (a)	15,529,423
1,000,000	5.250% due 2/15/29 (a)	1,041,368
	U.S. Treasury Strip:
4,680,000	Zero coupon bond to yield 3.789% due 5/15/09	4,004,681
28,000,000	Zero coupon bond to yield 5.660% due 2/15/27 (a)	8,763,832

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $52,948,083)	55,569,324

U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.5%
U.S. Government Agency Mortgage Pass-Throughs - 40.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
4,330,000	6.000% due 6/27/17	4,494,575
234,277	4.000% due 5/1/19	228,902
6,964,505	5.000% due 8/1/19 (b)	7,084,733
294,952	7.000% due 7/1/29	309,146
63,472	8.000% due 9/1/30	69,046
650,736	7.500% due 5/1/32	698,069
2,722,682	4.500% due 4/1/33	2,630,014
	Federal National Mortgage Association (FNMA):
7,634,098	4.500% due 9/1/19 (b)	7,644,009
1,476,494	4.000% due 9/16/19 (c)(d)	1,439,121
801,051	7.500% due 11/1/29 (b)	854,533
1,121,165	6.500% due 5/1/32 (b)	1,179,191
5,530,936	4.000% due 5/1/33 (b)	5,453,709
18,772,007	5.000% due 8/1/34 (b)	18,603,908
9,800,000	6.000% due 9/8/34 (b)(c)(d)	10,111,375
4,500,000	5.000% due 9/13/34 (c)(d)	4,453,596
20,998,956	5.500% due 9/13/34 (c)(d)	21,281,140
	Government National Mortgage Association (GNMA):
357,169	9.000% due 9/15/09 (b)	387,807
95,319	8.500% due 5/15/18 (b)	105,766

		87,028,640

U.S. Government Agency Notes and Bonds - 29.0%
	Federal Home Loan Bank (FHLB):
3,000,000	5.875% due 2/15/11	3,279,924
8,000,000	5.750% due 5/15/12	8,736,720
	Federal Home Loan Mortgage Corp. (FHLMC):
6,500,000	4.875% due 11/15/13	6,670,599
7,000,000	5.000% due 7/15/14	7,218,484
3,000,000	Federal National Mortgage Association (FNMA), 6.250% due 5/15/29	3,360,258
13,949,000	Financing Corp. (FICO) Strips, Series 13, zero coupon bond to yield 6.373% due 6/27/11	10,534,173

See Notes to Schedules of Investments.

U.S. GOVERNMENT SECURITIES PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agency Notes and Bonds - 29.0% (continued)
$5,639,303	National Archives Facility Trust, COP, 8.500% due 9/1/19	$7,011,441
10,000,000	Resolution Funding Corp. Strips, Zero coupon bond to yield 5.030% due 1/15/21	4,289,290
9,000,000	Tennessee Valley Authority, Global Power Bonds 2000, Series G, 7.125% due 5/1/30 (a)	11,173,428

		62,274,317

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $145,594,150)	149,302,957

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
506,882	Federal Home Loan Mortgage Corp. (FHLMC), Series 1103, Class J, 8.500% due 6/15/21	508,858
5,399,000	Federal National Mortgage Association (FNMA), Series 1999-15, Class PD, 6.000% due 4/25/19	5,692,017
500,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367% due 3/15/36	487,702

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,638,311)	6,688,577

REPURCHASE AGREEMENT - 18.5%
39,747,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $39,748,767; (Fully collateralized by U.S. Treasury Bonds, 9.250% due 2/15/16; Market value - $40,542,000) (Cost - $39,747,000)	39,747,000

	TOTAL INVESTMENTS - 116.9% (Cost - $244,927,544*)	251,307,858
	Liabilities in Excess of Other Assets - (16.9)%	(36,250,614)

	TOTAL NET ASSESTS - 100.0%	$215,057,244

(a)	All or a portion of this security is segregated for “to-be-announced” securities.
(b)	Date shown represents the last in range of maturity dates.
(c)	Security is traded on a “to-be-announced” basis.
(d)	Security acquired under mortgage dollar roll agreement.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

COP - Certificate of Participation.

See Notes to Schedules of investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 99.7%
CONSUMER DISCRETIONARY - 11.5%
Household Durables - 1.7%
6,900	The Black & Decker Corp.	$534,336
6,000	Centex Corp.	302,760
7,117	KB Home	601,315

		1,438,411

Media - 6.1%
24,400	Cablevision Systems - NY Group, Class A Shares (a)	494,832
4,700	Clear Channel Communications, Inc.	146,499
18,600	Comcast Corp., Special Class A Shares (a)	519,312
13,400	Omnicom Group Inc.	979,004
73,300	Time Warner Inc. (a)	1,183,062
41,950	Viacom Inc., Class B Shares	1,407,842
22,900	Westwood One, Inc. (a)	452,733

		5,183,284

Multi-Line Retail - 1.4%
10,000	Target Corp.	452,500
14,300	Wal-Mart Stores, Inc.	760,760

		1,213,260

Specialty Retail - 2.3%
28,000	The Home Depot, Inc.	1,097,600
15,200	Lowe’s Cos., Inc.	826,120

		1,923,720

	TOTAL CONSUMER DISCRETIONARY	9,758,675

CONSUMER STAPLES - 5.3%
Beverages - 2.1%
22,400	The Coca-Cola Co.	897,120
17,500	PepsiCo, Inc.	851,375

		1,748,495

Food & Drug Retailing - 0.7%
19,000	Sysco Corp.	568,480

Household Products - 2.0%
7,700	The Clorox Co.	410,410
29,500	Colgate-Palmolive Co.	1,332,810

		1,743,220

Personal Products - 0.5%
10,500	The Gillette Co.	438,270

	TOTAL CONSUMER STAPLES	4,498,465

ENERGY - 6.6%
Energy Equipment & Services - 1.5%
17,300	GlobalSantaFe Corp.	530,245
17,400	Noble Corp. (a)	782,130

		1,312,375

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Oil and Gas - 5.1%
23,100	Apache Corp.	$1,157,541
32,726	BP PLC, Sponsored ADR	1,882,727
24,800	Royal Dutch Petroleum Co., NY Shares	1,279,680

		4,319,948

	TOTAL ENERGY	5,632,323

FINANCIALS - 19.3%
Banks - 3.2%
45,000	The Bank of New York Co., Inc.	1,312,650
7,200	Comerica Inc.	427,320
6,500	Fifth Third Bancorp	319,930
11,500	Wells Fargo & Co.	685,745

		2,745,645

Diversified Financials - 10.7%
28,900	American Express Co.	1,487,194
7,100	The Bear Stearns Cos. Inc.	682,807
5,100	Capital One Financial Corp.	376,890
16,200	The Charles Schwab Corp.	148,878
41,648	JPMorgan Chase & Co.	1,654,675
29,750	MBNA Corp.	749,700
10,000	Merrill Lynch & Co., Inc.	497,200
16,500	Morgan Stanley	813,450
44,900	SLM Corp.	2,002,540
11,100	State Street Corp.	474,081
4,500	T. Rowe Price Group Inc.	229,230

		9,116,645

Insurance - 5.4%
19,600	Ambac Financial Group, Inc.	1,567,020
22,460	American International Group, Inc.	1,527,055
14,000	Prudential Financial, Inc.	658,560
11,300	XL Capital Ltd., Class A Shares	836,087

		4,588,722

	TOTAL FINANCIALS	16,451,012

HEALTHCARE - 15.4%
Biotechnology - 3.5%
31,800	Amgen Inc. (a)	1,802,424
15,400	Genzyme Corp. (a)	837,914
15,600	MedImmune, Inc. (a)	369,720

		3,010,058

Healthcare Equipment & Supplies - 2.8%
11,900	Guidant Corp.	785,876
22,200	Medtronic, Inc.	1,152,180
5,600	St. Jude Medical, Inc. (a)	421,512

		2,359,568

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Healthcare Providers & Services - 1.7%
6,000	Aetna, Inc.	$599,580
5,000	Anthem, Inc. (a)	436,250
5,000	HCA Inc.	190,750
16,200	Tenet Healthcare Corp. (a)	174,798

		1,401,378

Pharmaceuticals - 7.4%
8,000	Eli Lilly and Co.	480,400
14,000	Johnson & Johnson	788,620
65,000	Pfizer Inc.	1,989,000
68,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,785,360
34,200	Wyeth	1,279,080

		6,322,460

	TOTAL HEALTHCARE	13,093,464

INDUSTRIALS - 11.3%
Air Freight and Couriers - 1.0%
10,800	United Parcel Service, Inc., Class B Shares	819,936

Airlines - 1.3%
81,430	Southwest Airlines Co.	1,109,077

Commercial Services & Supplies - 1.4%
10,200	First Data Corp.	443,700
24,500	Paychex, Inc.	738,675

		1,182,375

Electrical Equipment - 1.6%
76,700	American Power Conversion Corp.	1,333,813

Industrial Conglomerates - 3.1%
12,800	Honeywell International Inc.	459,008
72,000	Tyco International Ltd.	2,207,520

		2,666,528

Machinery - 2.0%
9,000	Illinois Tool Works, Inc.	838,530
23,200	Navistar International Corp. (a)	862,808

		1,701,338

Road & Rail - 0.9%
26,800	Norfolk Southern Corp.	797,032

	TOTAL INDUSTRIALS	9,610,099

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 5.9%
57,500	Cisco Systems, Inc. (a)	1,040,750
63,300	Juniper Networks, Inc. (a)	1,493,880
44,300	Motorola, Inc.	799,172
112,200	Nokia Oyj, Sponsored ADR	1,539,384
49,100	Nortel Networks Corp. (a)	166,940

		5,040,126

Computers and Peripherals - 3.2%
33,300	Dell Inc. (a)	1,185,480
54,900	EMC Corp. (a)	633,546
38,300	Network Appliance, Inc. (a)	880,900

		2,699,926

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Electronic Equipment and Instruments - 1.6%
33,100	Agilent Technologies, Inc. (a)	$713,967
50,000	Vishay Intertechnology, Inc. (a)	645,000

		1,358,967

Internet Software & Services - 1.5%
59,300	IAC/InterActiveCorp (a)	1,305,786

IT Consulting & Services - 1.2%
38,600	Accenture Ltd., Class A Shares (a)	1,044,130

Semiconductor Equipment & Products - 2.4%
17,700	Applied Materials, Inc. (a)	291,873
87,500	Intel Corp.	1,755,250

		2,047,123

Software - 7.3%
25,000	Amdocs Ltd. (a)	545,750
55,300	BEA Systems, Inc. (a)	382,123
100,300	Microsoft Corp.	2,773,295
64,900	Oracle Corp. (a)	732,072
35,500	Siebel Systems, Inc. (a)	267,670
85,100	VERITAS Software Corp. (a)	1,514,780

		6,215,690

	TOTAL INFORMATION TECHNOLOGY	19,711,748

MATERIALS - 6.4%
Chemicals - 3.7%
22,400	Air Products & Chemicals, Inc.	1,218,112
25,000	E.I. du Pont de Nemours & Co.	1,070,000
20,000	Praxair, Inc.	854,800

		3,142,912

Metals & Mining - 1.8%
46,400	Alcoa Inc.	1,558,576

Paper & Forest Products - 0.9%
10,000	International Paper Co.	404,100
5,000	Weyerhaeuser Co.	332,400

		736,500

	TOTAL MATERIALS	5,437,988

UTILITIES - 0.8%
Electric Utilities - 0.8%
10,000	Consolidated Edison, Inc.	420,400
10,000	The Southern Co.	299,800

	TOTAL UTILITIES	720,200

	TOTAL COMMON STOCK (Cost - $77,911,644)	84,913,974

See Notes to Schedules of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO
Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 0.3%
$219,000	Bank of America dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity - $219,011; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.625% due 2/14/05 to 10/15/11; Market value - $223,380) (Cost - $219,000)	$219,000

	TOTAL INVESTMENTS - 100.0% (Cost - $78,130,644*)	85,132,974
	Liabilities in Excess of Other Assets - (0.0)%	(37,849)

	TOTAL NET ASSETS - 100.0%	$85,095,125

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 98.8%
CONSUMER DISCRETIONARY - 13.7%

Auto Components - 1.0%
5,401	Johnson Controls, Inc.	$306,831

Automobiles - 1.2%
24,323	Ford Motor Co.	341,738

Media - 6.5%
4,819	Gannett Co., Inc.	403,639
7,754	The McGraw Hill Cos., Inc.	617,916
4,268	Omnicom Group Inc.	311,820
18,557	Reed Elsevier NV, Sponsored ADR	480,626
5,102	The Walt Disney Co.	115,050

		1,929,051

Multi-Line Retail - 3.1%
3,354	Family Dollar Stores, Inc.	90,893
8,342	The May Department Stores Co.	213,805
13,247	Target Corp.	599,427

		904,125

Specialty Retail - 1.6%
2,912	Barnes & Noble, Inc. (a)	107,744
5,798	The Gap, Inc.	108,423
4,824	Lowe’s Cos., Inc.	262,184

		478,351

Textiles & Apparel - 0.3%
2,414	Liz Claiborne, Inc.	91,056

	TOTAL CONSUMER DISCRETIONARY	4,051,152

CONSUMER STAPLES - 10.5%
Beverages - 1.1%
6,519	PepsiCo, Inc.	317,149

Food & Drug Retailing - 2.5%
8,333	Sysco Corp.	249,323
13,741	Walgreen Co.	492,340

		741,663

Food Products - 3.7%
8,455	Campbell Soup Co.	222,282
4,584	General Mills, Inc.	205,822
7,203	H.J. Heinz Co.	259,452
5,258	Hershey Foods Corp.	245,601
7,538	Sara Lee Corp.	172,319

		1,105,476

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Household Products - 2.9%
1,410	The Clorox Co.	$75,153
6,534	Colgate-Palmolive Co.	295,206
8,707	The Procter & Gamble Co.	471,223

		841,582

Personal Products - 0.3%
2,170	The Estee Lauder Cos. Inc., Class A Shares	90,706

	TOTAL CONSUMER STAPLES	3,096,576

ENERGY - 8.3%

Energy Equipment & Services - 0.2%
949	Schlumberger, Ltd.	63,877

Oil & Gas - 8.1%
2,293	Apache Corp.	114,902
1,628	BP PLC, Sponsored ADR	93,659
14,190	ChevronTexaco Corp.	761,152
3,207	ConocoPhillips	265,700
14,457	Exxon Mobil Corp.	698,707
4,176	Occidental Petroleum Corp.	233,564
6,678	Pioneer Natural Resources Co.	230,258

		2,397,942

	TOTAL ENERGY	2,461,819

FINANCIALS - 15.8%

Banks - 7.8%
5,160	The Bank of New York Co., Inc.	150,517
3,635	First Horizon National Corp.	157,614
13,781	National City Corp.	532,222
4,012	SouthTrust Corp.	167,140
5,515	SunTrust Banks, Inc.	388,311
9,388	U.S. Bancorp	271,313
6,518	Washington Mutual, Inc.	254,724
4,335	Wells Fargo & Co.	258,496
2,124	Zions Bancorp.	129,649

		2,309,986

Diversified Financials - 5.1%
4,336	American Express Co.	223,131
4,894	Federated Investors, Inc., Class B Shares	139,185
6,006	Merrill Lynch & Co., Inc.	298,618
7,789	State Street Corp.	332,668
10,082	T. Rowe Price Group, Inc.	513,577

		1,507,179

See Notes to Schedules of Investments.

.PIONEER FUND PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Insurance - 2.9%
4,649	American International Group, Inc.	$316,086
5,670	The Chubb Corp.	398,488
3,165	SAFECO Corp.	144,482

		859,056

	TOTAL FINANCIALS	4,676,221

HEALTHCARE - 11.7%

Healthcare Equipment & Supplies - 2.0%
7,391	Becton, Dickinson & Co.	382,115
3,086	Guidant Corp.	203,799

		585,914

Healthcare Providers & Services - 0.9%
2,365	Cardinal Health, Inc.	103,516
2,297	UnitedHealth Group, Inc.	169,381

		272,897

Pharmaceuticals - 8.8%
5,929	Abbott Laboratories	251,152
5,430	Barr Pharmaceuticals Inc. (a)	224,965
4,612	Eli Lilly and Co.	276,951
9,171	Johnson & Johnson	516,602
6,752	Merck & Co. Inc.	222,816
10,171	Mylan Laboratories Inc.	183,078
5,785	Novartis AG, ADR	269,986
4,428	Pfizer Inc.	135,497
1,843	Roche Holding AG, Sponsored ADR	190,396
18,289	Schering-Plough Corp.	348,588

		2,620,031

	TOTAL HEALTHCARE	3,478,842

INDUSTRIALS - 13.3%

Aerospace & Defense - 2.8%
4,845	General Dynamics Corp.	494,675
3,615	United Technologies Corp.	337,569

		832,244

Air Freight & Couriers - 0.6%
2,171	United Parcel Service, Inc., Class B Shares	164,822

Airlines - 0.8%
17,043	Southwest Airlines Co.	232,126

Commercial Services & Supplies - 1.4%
4,869	Automatic Data Processing, Inc.	201,187
2,717	DST Systems, Inc. (a)	120,825
2,640	Fiserv, Inc. (a)	92,030

		414,042

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Electrical Equipment - 0.4%
2,156	Emerson Electric Co.	$133,435

Industrial Conglomerates - 0.3%
3,040	General Electric Co.	102,083

Machinery - 4.5%
3,821	Caterpillar Inc.	307,400
6,272	Deere & Co.	404,858
2,321	Illinois Tool Works Inc.	216,248
5,962	PACCAR Inc.	412,093

		1,340,599

Road & Rail - 2.5%
5,113	Burlington Northern Santa Fe Corp.	195,879
18,076	Norfolk Southern Corp.	537,580

		733,459

	TOTAL INDUSTRIALS	3,952,810

INFORMATION TECHNOLOGY - 13.0%

Communications Equipment - 2.1%
21,253	Motorola, Inc.	383,404
17,428	Nokia Oyj, Sponsored ADR	239,112

		622,516

Computers & Peripherals - 3.1%
2,025	Apple Computer, Inc. (a)	78,469
7,794	Dell Inc. (a)	277,466
8,374	Hewlett-Packard Co.	157,013
3,007	International Business Machines Corp.	257,820
34,647	Sun Microsystems, Inc. (a)	139,974

		910,742

Electronic Equipment & Instruments - 0.4%
2,630	Diebold, Inc.	122,821

IT Consulting & Services - 0.9%
3,744	Computer Sciences Corp. (a)	176,342
3,718	SunGard Data Systems Inc. (a)	88,377

		264,719

Office Electronics - 0.9%
5,982	CANON INC., Sponsored ADR	282,111

Semiconductor Equipment & Products - 2.9%
14,889	Applied Materials, Inc. (a)	245,520
15,612	Intel Corp.	313,177
13,829	Texas Instruments Inc.	294,281

		852,978

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Software - 2.7%
4,423	Adobe Systems Inc.	$218,806
14,827	Microsoft Corp.	409,967
2,863	Symantec Corp. (a)	157,121

		785,894

	TOTAL INFORMATION TECHNOLOGY	3,841,781

MATERIALS - 6.9%

Chemicals - 1.8%
2,372	Air Products & Chemicals, Inc.	128,989
4,452	E.I. du Pont de Nemours & Co.	190,546
3,146	Ecolab Inc.	98,910
1,926	PPG Industries, Inc.	118,025

		536,470

Metals & Mining - 4.5%
6,918	Alcoa, Inc.	232,376
2,440	BHP Billiton, Ltd., Sponsored ADR	50,630
3,372	Inco Ltd. (a)	131,677
959	Newmont Mining Corp.	43,663
3,858	Phelps Dodge Corp.	355,052
4,793	Rio Tinto PLC, Sponsored ADR	520,760

		1,334,158

Paper & Forest Products - 0.6%
5,226	MeadWestvaco Corp.	166,709

	TOTAL MATERIALS	2,037,337

TELECOMMUNICATION SERVICES - 3.7%

Diversified Telecommunication Services - 3.7%
2,433	ALLTEL Corp.	133,596
14,723	BellSouth Corp.	399,288
21,724	SBC Communications Inc.	563,738

	TOTAL TELECOMMUNICATION SERVICES	1,096,622

UTILITIES - 1.9%

Electric Utilities - 1.5%
3,441	American Electric Power Co., Inc.	109,974
3,584	Consolidated Edison, Inc.	150,671
5,732	The Southern Co.	171,845

		432,490

Gas Utilities - 0.3%
2,667	KeySpan Corp.	104,546

See Notes to Schedules of Investments.

PIONEER FUND PORTFOLIO
Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Water Utilities - 0.1%
1,775	Aqua America Inc.	$39,245

	TOTAL UTILITIES	576,281

	TOTAL COMMON STOCK (Cost - $25,051,367)	29,269,441

FACE AMOUNT

REPURCHASE AGREEMENT - 1.1%
$314,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $314,014; (Fully collateralized by U.S. Treasury Bond, 7.625% due 2/15/25; Market value - $321,730) (Cost - $314,000)	314,000

	TOTAL INVESTMENTS - 99.9% (Cost - $25,365,367*)	29,583,441
	Other Assets in Excess of Liabilities - 0.1%	36,110

	TOTAL NET ASSETS - 100.0%	$29,619,551

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

Notes to the Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The U.S. Government Securities Portfolio (“USGS”), Social Awareness Stock Portfolio (“SAS”) and Pioneer Fund Portfolio (“PFP”) (collectively, “Fund(s)”) are separate diversified investment funds of The Travelers Series Trust (“Trust”). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in US. Government Agency Mortgage Pass-Through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

Notes to the Schedules of Investments (unaudited) (continued)

(d) Mortgage Dollar Rolls Transactions. USGS, SAS and PFP may enter into mortgage dollar roll transactions. A mortgage roll transaction involves sales by the Funds of mortgage related securities that they hold with an agreement by the funds to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will consist of pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Funds right to repurchase the securities may be limited.

(e) Investment Transactions. Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	USGS	SAS	PFP
Gross unrealized appreciation	$6,992,605	$14,683,939	$4,764,095
Gross unrealized depreciation	(612,291)	(7,681,609)	(546,021)

Net unrealized appreciation	$6,380,314	$7,002,330	$4,218,074

During the nine months ended September 30, 2004, USGS entered into mortgage dollar roll transactions in the aggregate amount of $152,865,345.

At September 30, 2004, USGS had outstanding mortgage dollar rolls with a total cost of $37,036,243. SAS and PFP did not have any outstanding mortgage dollar rolls.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	November 29, 2004